Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Products (includes sales to affiliates of $747,064, $808,834 and $500,265)	$ 4,916,322	$ 4,666,172	$ 3,354,348
Service revenues	1,015,481	969,339	907,320
Other	257,330	111,391	124,034
Total net sales	6,189,133	5,746,902	4,385,702
Cost of sales and operating expenses:
Products	4,536,582	4,196,360	2,980,606
Services	896,062	879,199	775,637
Gain on sale of power generating facilities		(52,923)
Other	195,431	96,383	103,465
Total cost of sales and operating expenses	5,628,075	5,119,019	3,859,708
Gross income	561,058	627,883	525,994
Selling, general and administrative expenses	251,397	220,679	204,928
Operating income	309,661	407,204	321,066
Other income (expense):
Interest expense	(11,049)	(6,868)	(5,632)
Interest income	11,050	10,004	11,088
Interest income from affiliates	20,570	17,826	1,543
Income from affiliates	30,707	26,621	20,965
Other investment income, net	8,461	249	14,145
Foreign currency gains, net	352	651	1,254
Miscellaneous, net	(2,974)	(13,079)	(384)
Total other income, net	57,117	35,404	42,979
Earnings before income taxes	366,778	442,608	364,045
Income tax expense	(84,190)	(99,051)	(81,033)
Net earnings	282,588	343,557	283,012
Less: Net loss (income) attributable to noncontrolling interests	(277)	2,290	599
Net earnings attributable to Seaboard	282,311	345,847	283,611
Earnings per common share (in dollars per share)	$ 234.54	$ 284.66	$ 231.69
Other comprehensive income (loss), net of income tax benefit of $9,197, $12,604 and $5,443:
Foreign currency translation adjustment	(15,788)	(12,389)	(3,704)
Unrealized gain on investments	2,543	(756)	(2,134)
Unrealized loss on cash flow hedges	(113)
Unrecognized pension cost	(2,121)	(19,013)	(3,283)
Other comprehensive loss, net of tax	(15,479)	(32,158)	(9,121)
Comprehensive income	267,109	311,399	273,891
Less: Comprehensive loss (income) attributable to the noncontrolling interest	(279)	2,351	599
Comprehensive income attributable to Seaboard	$ 266,830	$ 313,750	$ 274,490
Average number of shares outstanding (in shares)	1,203,698	1,214,934	1,224,092
Dividends declared per common share (in dollars per share)	$ 12.00		$ 9.00